Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 24, 2022
Accounting Policies [Abstract]
Basis of Presentation
The consolidated financial statements have been prepared in U.S. dollars, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries and majority-owned subsidiaries. The consolidated financial statements include 100% of the accounts of wholly-owned and majority-owned subsidiaries and the ownership interest of the minority investors are recorded as a non-controlling
interest in a subsidiary. All intercompany balances and transactions have been eliminated in consolidation.
The functional currency for the Company’s foreign subsidiaries is based on the subsidiaries’ financial and operational environment and is the applicable local currency. For the Company’s subsidiaries that transact in a functional currency other than the U.S. dollar, assets and liabilities are translated into U.S. dollars at period-end
foreign exchange rates. Revenue and expenses are translated into U.S. dollars at the average foreign exchange rates for the period. Translation adjustments are excluded from the determination of net income and are recorded in accumulated other comprehensive income (loss), a separate component of members’ deficit.

Foreign Currency Translation
Certain transactions of the Company and its subsidiaries are denominated in currencies other than the functional currency. Foreign currency transaction losses were less than $0.1 million for the year ended September 24, 2022, $0.1 million for the year ended September 25, 2021, and less than $0.1 million for the year ended September 26, 2020, and were recorded within other income, net on the consolidated statements of operations.

Fiscal Period
The Company operates and reports using a
52-53
week fiscal year ending on the last Saturday closest to September 30. Accordingly, the Company’s fiscal quarters end on the last Saturday that falls closest to the last day of the third month of each quarter. The fiscal years ended September 24, 2022, September 25, 2021, and September 26, 2020 were
52-week
periods.

Business Combination
Business Combination
The Business Combination was accounted for as a reverse recapitalization as Legacy Warehouse was determined to be the accounting acquirer under Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 805,
Business Combinations
. This determination was primarily based on Legacy Warehouse comprising the ongoing operations of the combined entity, Legacy Warehouse’s senior management comprising the majority of the senior management of the combined company, and the prior shareholders of Legacy Warehouse owning a majority of the voting power of the combined entity. Accordingly, for accounting purposes, the financial statements of the combined entity upon consummation of the Business Combination represented a continuation of the financial statements of Legacy Warehouse with the merger being treated as the equivalent of Legacy Warehouse issuing stock for the net assets of SVF 3, accompanied by a recapitalization. Operations prior to the Business Combination are presented as those of Legacy Warehouse in future reports of the combined entity. The recapitalization had no effect on reported net loss and comprehensive loss, cash flows, total assets, or members’ deficit as previously reported. See Note 3,
Business Combination,
for additional information.

The Business Combination resulted in an umbrella partnership corporation
(“Up-C”)
structure, which is often used by partnerships and limited liability companies (operating as partnerships) undertaking an initial public offering. The
Up-C
structure allowed Legacy Warehouse equity holders (the “Legacy Warehouse Holders”) to retain their equity ownership in Symbotic Holdings, an entity that is classified as a partnership for U.S. federal income tax purposes, and provides potential future tax benefits for Symbotic when the Legacy Warehouse Holders ultimately redeem their pass-through interests for shares of Class A Common Stock in Symbotic Inc. Under the terms of the Tax Receivable Agreement (“TRA”), 85% of these potential future tax benefits realized by Symbotic Inc. as a result of such redemptions will be paid to certain Legacy Warehouse Holders (the “TRA Holders”).

Noncontrolling Interests
Noncontrolling Interests
Noncontrolling interests represent the portion of Symbotic Inc. that the Company controls and consolidates but does not own. The noncontrolling interest was created as a result of the Business Combination by issuing non-economic
shares to the prior investors in Legacy Warehouse. The Company recognizes each noncontrolling holder’s respective share of the estimated fair value of the net assets at the date of formation or acquisition. Noncontrolling interests are subsequently adjusted for the noncontrolling holder’s share of additional contributions, distributions and their share of the net earnings or losses of each respective consolidated entity. The Company allocates net income or loss to noncontrolling interests based on the weighted average ownership interest during the period. The net income or loss attributable to noncontrolling interests is reflected in the Consolidated Statements of Operations. The Company does not recognize a gain or loss on transactions with a consolidated entity in which it does not own 100% of the equity, but the Company reflects the difference in cash received or paid from the noncontrolling interests and carrying amount as additional paid-in
capital.
Class V-1
and
Class V-3
shares are exchangeable, along with common units of Symbotic Holdings, into an equal number of the Company’s Class A Common Stock. Class A Common Stock issued upon exchange of a holder’s noncontrolling interest is accounted for at the carrying value of the surrendered limited partnership interest and the difference between the carrying value and the fair value of the Class A Common Stock issued is recorded to additional paid-in-capital.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses, and the amounts disclosed in the related notes to the consolidated financial statements. Actual results and outcomes may differ materially from management’s estimates, judgments, and assumptions. Significant estimates, judgments, and assumptions used in these financial statements include, but are not limited to, those related to revenue, useful lives and realizability of long-lived assets, accounting for income taxes and related valuation allowances, and unit and stock-based compensation. Estimates are periodically reviewed in light of changes in circumstances, facts, and experience.
The
COVID-19
pandemic has resulted in a sustained global slowdown of economic activity that has decreased demand for a broad variety of goods and services, including from our customers. While we have not experienced significant disruptions from the
COVID-19
pandemic during the year ended September 24, 2022, we are unable to accurately predict the extent to which the
COVID-19
pandemic may impact our business, results of operations, and financial condition going forward. Estimates and assumptions about future events and their effects cannot be determined with certainty and therefore require the exercise of judgment. As of the date of issuance of these financial statements, we are not aware of any specific event or circumstance that would require us to update our estimates, assumptions, and judgments or revise the carrying value of our assets or liabilities. These estimates may change as new events occur and additional information is obtained and will be recognized in the consolidated financial statements as soon as they become known. Actual results could differ from those estimates and any such differences may be material to our financial statements.

Operating Segments
Operating Segments
The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (“CODM”), which is the Company’s Chief Executive Officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. The Company is not organized by market and is managed and operated as one business. A single management team that reports to the chief executive officer comprehensively manages the entire business. Accordingly, the Company does not accumulate discrete financial information with respect to separate divisions and does not have separate operating or reportable segments. Since the Company operates in one operating segment, all required financial segment information can be found in the consolidated financial statements.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of cash and highly liquid investments that are readily convertible into cash and have original maturities of three months or less at the date of purchase. The Company invests its excess cash primarily in money market funds or demand deposit accounts of major financial institutions. Accordingly, the Company’s cash and cash equivalents are subject to minimal credit and market risk. The Company’s cash and cash equivalents are carried at cost, which approximates fair value.

Accounts Receivable
Accounts Receivable
Accounts receivable consists primarily of trade receivables from customers. The Company estimates the allowance for doubtful accounts for accounts receivable based on the aging of the receivables, customer financial statements, historical collection experience, existing economic conditions, and other available information. The Company had no allowances for doubtful accounts at September 24, 2022, September 25, 2021, and September 26, 2020.

Concentration of Credit Risk and Significant Customers
Concentrations of Credit Risk and Significant Customers
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.
The Company’s cash and cash equivalents are generally held with large financial institutions. Although the Company’s deposits may exceed federally insured limits, the financial institutions that the Company uses have high investment-grade credit ratings and, as a result, the Company believes that, as of September 24, 2022, its risk relating to deposits exceeding federally insured limits was not significant.
The Company has no significant
off-balance
sheet risk such as foreign exchange contracts, options contracts, or other hedging arrangements.
The Company believes its credit policies are prudent and reflect normal industry terms and business risk. The Company generally does not require collateral from its customers and generally requires payment 30 days from the invoice date. For the year ended September 24, 2022, there was one customer that accounted for 10% or more of total revenue, and there were two customers that accounted for 10% or more of total revenue for the years ended September 25, 2021 and September 26, 2020. The following table represents these customers’ aggregate percent of total revenue:

	Year Ended
	September 24, 2022	September 25, 2021	September 26, 2020
Customer A	94.4%	66.9%	n/a
Customer B	n/a	28.1%	44.8%
Customer C	n/a	n/a	42.5%

Aggregate Percent of Total Revenue	94.4%	95.0%	87.3%
At September 24, 2022, three customers accounted for over 10% of the Company’s accounts receivable balance, and one customer accounted for over 10% of the Company’s accounts receivable balance at September 25, 2021. The following table represents these customers’ aggregate percent of total accounts receivable:

	September 24, 2022	September 25, 2021
Customer A	39.5%	96.6%
Customer B	40.7%	n/a
Customer C	15.3%	n/a

Aggregate Percent of Total Accounts Receivable	95.5%	96.6%
The concentration in the volume of business transacted with these customers may lead to a material impact on the Company’s results from operations if a total or partial loss of the business relationship were to occur. As of the date of issuance of these financial statements, the Company is not aware of any specific event or circumstance which would result in a material adverse impact to its results of operations or liquidity and financial condition.

Fair Value Measurements
Fair Value Measurements
The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, and accounts payable. The carrying amounts of these financial instruments approximate their fair value due to their short-term nature.

Inventories
Inventories
Inventories are stated at the lower of cost or net realizable value. Cost approximates actual cost on a first-in,
first-out
basis. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for estimated excess, obsolete, or impaired balances. At the point of the loss recognition, a new, lower cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Property and Equipment
Property and Equipment
Property and equipment include purchases of items with a
per-unit
value greater than $2,000 and an estimated useful life greater than one year. Property and equipment are recorded at cost upon acquisition. Depreciation is computed using the straight-line method and depreciation expense is allocated between cost of revenue, research and development expenses, and selling, general, and administrative expenses on the statements of operations over the following estimated useful lives:

Estimated Useful Life
Computer equipment and software, furniture and fixtures, and test equipment	3 - 5 years
Leasehold improvements	Shorter of estimated useful life or remaining term of the lease
Expenditures that improve or extend the life of an asset are capitalized while repairs and maintenance expenditures are expensed as incurred. The Company periodically reviews the estimated useful lives of property and equipment. Changes to the estimated useful lives are recorded prospectively from the date of the change. As assets are retired or sold, the related cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in loss from operations.

Acquired Intangible Assets and Long-Lived Assets
Acquired Intangible Assets and Long-Lived Assets
Acquired intangible assets consist of customer relationships and trademarks. Acquired intangible assets are amortized on a straight-line basis over their estimated useful lives.
The Company periodically evaluates the recoverability of its long-lived assets, such as property and equipment and intangible assets, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. If circumstances require a long-lived asset or asset group to be tested for impairment, then assets are required to be grouped and evaluated at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. If the carrying amount of the assets exceeds the expected future undiscounted net cash flows to be generated by the assets, then an impairment charge is recognized to the extent the carrying amount of the asset exceeds its fair value. No impairment losses were recognized in the years ended September 24, 2022, September 25, 2021, and September 26, 2020.

Revenue Recognition
Revenue Recognition
Revenue is recognized in accordance with the five-step model set forth by Accounting Standards Update (“ASU”)
2014-09,
Revenue from Contracts with Customers (“Topic 606”), which involves identification of the contract, identification of performance obligations in the contract, determination of the transaction price, allocation of the transaction price to the previously identified performance obligations, and revenue recognition as the performance obligations are satisfied.
The Company generates revenue through its design and installation of modular inventory management systems (the “Systems”) to automate customers’ depalletizing, storage, selection, and palletization warehousing processes. The Systems have both a hardware component and an embedded software component that enables the system to be programmed to operate within specific customer environments. The Company enters into contracts with customers that can include various combinations of services to design and install the Systems. These services are generally distinct and accounted for as separate performance obligations. As a result, each customer contract may contain multiple performance obligations. The Company determines whether performance obligations are distinct based on whether the customer can benefit from the product or service on its own or together with other resources that are readily available and whether the Company’s commitment to provide the services to the customer is separately identifiable from other obligations in the contract.

The Company has identified the following distinct performance obligations in its contracts with customers:

•
Systems
: The Company designs, assembles, and installs modular hardware systems and performs configuration of embedded software. Systems include the delivery of hardware and an embedded software component, sold as either a perpetual or term-based on-premise
license, that automate customers’ depalletizing, storage, selection, and palletization warehousing processes. The modular hardware and embedded software are each not capable of being distinct because a customer cannot benefit from the hardware or software on their own. Accordingly, they are treated as a single performance obligation. Fees for systems are typically fixed or cost-plus fixed fee amounts that are due based on the achievement of a variety of milestones beginning at contract inception through final acceptance. The substantial majority of the Company’s embedded software component is sold as a perpetual on-premise
license; however, the Company does sell an immaterial amount of term-based on-premise
licenses.

•
Software maintenance and support
: Software maintenance and support refer to support services that provide the customer with technical support, updates, and upgrades to the embedded software license. Fees for the software maintenance and support services are typically payable in advance on a quarterly, or annual basis over the term of the software maintenance and support service contract, which term can range from one to 15 years but, for a substantial majority of the Company’s software maintenance and support contracts, is 15 years.

•
Operation services
: The Company provides the customer with assistance operating the System and ensuring user experience is optimized for efficiency and effectiveness. Fees for operation services are typically invoiced to customers on a time and materials basis monthly in arrears or using a fixed fee structure.

The Company recognizes revenue upon transfer of control of promised goods or services in a contract with a customer, generally as title and risk of loss pass to the customer, in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. Revenue is recognized only to the extent that it is probable that a significant reversal of revenue will not occur and when collection is considered probable. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined its contracts do not include a significant financing component. Taxes collected from customers, which are subsequently remitted to governmental authorities, are excluded from revenue. Shipping and handling costs billed to customers are included in revenue and the related costs are included in cost of revenue when control transfers to the customer. The Company presents amounts collected from customers for sales and other taxes net of the related amounts remitted.
For contracts that contain multiple performance obligations, the transaction price is allocated to each performance obligation based on a relative standalone selling price when available. If standalone selling price is not available, the Company estimates the standalone selling price of each performance obligation, which is generally based on an expected cost plus a margin approach.
The design, assembly, and installation of a System includes substantive customer-specified acceptance criteria that allow the customer to accept or reject Systems that do not meet the customer’s specifications. When the Company cannot objectively determine that acceptance criteria will be met upon contract inception, revenue relating to Systems is deferred and recognized at a point in time upon final acceptance from the customer. If acceptance can be reasonably certain upon contract inception, revenue is recognized over time based on an input method, using a cost-to-cost
measure of progress. During fiscal year 2021, the Company was able to objectively determine that acceptance criteria will be met upon contract inception, and as such, for contracts with customers entered into during fiscal year 2021 and 2022, revenue related to systems is accounted for over time as described above. For all other contracts with customers entered into prior to fiscal year 2021, revenue relating to systems is deferred and recognized at a point in time upon final acceptance, which is when the customer has obtained control of the system.

The transaction price is allocated to the software maintenance and support service performance obligation based on the respective standalone selling price. The allocated amount is then recognized ratably over the term of the software maintenance and support service contract. Operation services revenue is recognized over time as the services are performed and costs are incurred.
Contract liabilities consist of deferred revenue. Deferred revenue is recorded when the Company has a right to invoice or payments have been received for undelivered products or services, or in situations where revenue recognition criteria have not been met. Deferred revenue that will be recognized during the succeeding
12-month
period is recorded as current deferred revenue, and the remaining portion is recorded as long-term deferred revenue.
Costs to fulfill a contract are presented as deferred expenses on the consolidated balance sheets and consist of costs incurred by the Company to fulfill its obligations under a contract once it is obtained, but before transferring goods or services to the customer. These costs relate directly to a contract that the Company can specifically identify, are costs to generate or enhance resources of the Company that are used in satisfying performance obligations and are costs which are expected to be recovered. Accordingly, these costs are recognized on the consolidated balance sheets as an asset and are recognized consistent with the pattern of the transfer of the goods or services to which the asset relates. For all contracts, the Company recognizes anticipated contract losses as a charge to cost of revenue as soon as they become evident. As of September 24, 2022, there were no anticipated contract losses recorded in accrued expenses on the consolidated balance sheets.
The Company’s warehouse automation system generally provides for a limited warranty that promises customers that delivered products are as specified. The Company’s standard warranty provides for repair or replacement of the associated System parts during the warranty period. The Company records estimated warranty costs in the period the related revenue is recognized based on historical experience or expectations of future costs to repair or replace. Actual results could differ from these estimates, which could cause increases or decreases in warranty reserves in future periods.
The Company has not deferred sales commissions and other costs to obtain a contract because such amounts that would qualify for deferral are not material.
An allowance for future sales returns is established based on historical trends in product return rates. There was no allowance for future sales returns at September 24, 2022, September 25, 2021, and September 26, 2020.

Warrant Transactions
Warrant Transactions
On April 30, 2021, the Company and Walmart Inc. (“Walmart”) entered into a Subscription Agreement (the “Subscription Agreement”), in which the Company issued to Walmart warrants to acquire up to an aggregate of 714,022 shares of the Legacy Warehouse Class A Units (the “Warrants” and the Class A Units issuable thereunder, the “Warrant Units”), subject to certain vesting conditions. Warrants equivalent to 6.5% of the Company’s outstanding and issuable Common Units, or 446,741 units, vested upon the signing of the Subscription Agreement. Warrants equivalent to up to 3.5% of the Company’s outstanding and issuable Common Units, or 267,281 units, may vest in connection with conditions defined by the terms of the Warrant, as Walmart makes additional expenditures to the Company in connection with the Subscription Agreement. Upon vesting, units may be acquired at an exercise price of $389.03. The right to purchase units in connection with the Subscription Agreement expires on April 30, 2031. On May 20, 2022, the Company and Walmart entered into the 2nd Amended and Restated Master Automation Agreement (“2nd A&R MAA”), in which the Company issued to Walmart a new warrant to acquire up to an aggregate of 258,972 Legacy Warehouse Class A Units (“May 2022 Warrant”), subject to certain vesting conditions. In connection with the closing of the Business Combination, the May 2022 Warrant was converted into a new warrant to acquire up to an aggregate of 15,870,411 common units of Symbotic Holdings (“June 2022 Warrant” and, the common units of Symbotic Holdings issuable thereunder, the “Warrant Units”). Warrant Units equivalent to up to 3.6% of the Company’s then outstanding and issuable Common Units, or 15,870,411 units, may vest in connection with conditions defined by the terms of the June 2022 Warrant. Upon vesting, units may be acquired at an exercise price of $10.00. The right to purchase units in connection with the June 2022 Warrant expires on June 7, 2027.
The warrant units granted to Walmart are accounted for as equity instruments and measured in accordance with ASC 718,
Compensation—Stock Compensation
. These instruments are classified in the consolidated statements of operations in accordance with ASC 606, Revenue from Contracts with Customers, and ASU
2019-08,
Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606) (“ASU
2019-08”).
For awards granted to a customer which are not in exchange for distinct goods or services, the fair value of the awards earned based on service or performance conditions is recorded as a reduction of the transaction price, in accordance with ASC 606. To determine the fair value of the warrants in accordance with ASC 718, the Company used pricing models based in part on assumptions for which management is required to use judgment. Based on the fair value of the awards, the Company determines the amount of warrant expense based on the customer’s pro-rata
achievement of vesting conditions, which is recorded as a reduction to the transaction price.

Research and Development Expenses
Research and Development Expenses
Costs incurred in the research and development of the Company’s products are expensed as incurred. Research and development costs include personnel, contracted services, materials, and indirect costs involved in the design and development of new products and services, as well as depreciation expense.

Selling, General and Administrative Expenses
Selling, General, and Administrative Expenses
Selling, general, and administrative expenses include all costs that are not directly related to satisfaction of customer contracts or research and development. Selling, general, and administrative expenses include items for the Company’s selling and administrative functions, such as sales, finance, legal, human resources, and information technology support. These functions include costs for items such as salaries and benefits and other personnel-related costs, maintenance and supplies, professional fees for external legal, accounting, and other consulting services, intangible asset amortization, and depreciation expense.

Stock-based Compensation
Stock-based Compensation
The Company recognizes compensation costs for all stock-based payment awards based upon the awards’ grant-date fair value. The stock-based payment awards include restricted stock units. For stock awards that contain only a service-based vesting feature, the Company recognizes compensation cost on a graded vesting basis over the award’s vesting period. For performance-based restricted stock awards that vest and become exercisable only upon achievement of specified performance conditions, the Company makes judgments and estimates each quarter about the probability that such performance conditions will be met or achieved. Any changes to those estimates that the Company makes from time to time may have a significant impact on the stock-based compensation expense recorded and could materially impact the Company’s results of operations. The Company recognizes the effect of pre-vesting forfeitures
as they occur. The Company classifies stock-based compensation expense in its consolidated statements of operations in the same manner in which the award recipient’s salary and related costs are classified.

Income Taxes
Income Taxes
As a result of the Business Combination, the Company was appointed as the sole managing member of Symbotic Holdings. Symbotic Holdings is a limited liability company that is treated as a partnership for U.S. federal income tax purposes and for most applicable state and local income taxes. Any taxable income or loss generated by Symbotic Holdings is passed through to and included in the taxable income or loss of its members, including the Company, on a pro rata basis, subject to applicable tax regulations. The Company is subject to U.S.
federal income taxes, in addition to state and local income taxes, with respect to its allocable share of any taxable income or loss of Symbotic Holdings. Additionally, there are foreign subsidiaries of Symbotic Holdings that are subject to income tax in their local jurisdictions. Refer to Note 10,
Income Taxes
, for further details.
The Company accounts for income taxes in accordance with ASC Topic 740,
Accounting for Income Taxes
(“ASC Topic 740”), which requires the recognition of tax benefits or expenses on temporary differences between the financial reporting and tax bases of its assets and liabilities by applying the enacted tax rates in effect for the year in which the differences are expected to reverse. Such net tax effects on temporary differences are reflected on the Company’s consolidated balance sheets as deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when the Company believes that it is more-likely-than-not
that some portion or all of the deferred tax assets will not be realized.
ASC Topic 740 prescribes a
two-step
approach for the recognition and measurement of tax benefits associated with the positions taken or expected to be taken in a tax return that affect amounts reported in the financial statements. The Company has reviewed and will continue to review the conclusions reached regarding uncertain tax positions, which may be subject to review and adjustment at a later date based on ongoing analyses of tax laws, regulations and interpretations thereof. To the extent that the Company’s assessment of the conclusions reached regarding uncertain tax positions changes as a result of the evaluation of new information, such change in estimate will be recorded in the period in which such determination is made. The Company reports income tax-related
interest and penalties relating to uncertain tax positions, if applicable, as a component of income tax expense.

Tax Receivable Agreement
Tax Receivable Agreement
In connection with the Business Combination, the Company entered into a Tax Receivable Agreement, which generally provides for the payment by the Company to the TRA Holders of their proportionate share of 85% of the tax savings, if any, in U.S. federal and state income tax that is realized by the Company (or are deemed to realize in certain circumstances) as a result of (i) the existing tax basis in certain assets of New Symbotic Holdings that is allocable to the relevant New Symbotic Holdings Common Units, (ii) any step-up
in tax basis in New Symbotic Holdings’ assets resulting from the relevant Exchanges and certain distributions (if any) by New Symbotic Holdings and payments under the Tax Receivable Agreement, and (iii) tax benefits related to imputed interest deemed to be paid by the Company as a result of payments under the Tax Receivable Agreement. The Company records liabilities for amounts payable under the Tax Receivable Agreement in the period in which the payment is deemed to be probable. Further, payments under the Tax Receivable Agreement are only expected to be made in periods following the filing of a tax return in which the Company is able to utilize tax benefits described above to reduce its cash taxes paid to a taxing authority.

Emerging Growth Company
Emerging Growth Company
The Company is an emerging growth company (“EGC”), as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such an election to opt out is irrevocable. The Company has not elected to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an EGC, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In November 2019, the FASB issued ASU
2019-08.
ASU
2019-08
requires entities to measure and classify share-based payments that are granted to a customer in conjunction with a revenue arrangement and are not in exchange for a distinct good or service in accordance with FASB ASC 718,
Compensation – Stock Compensation
. The Company adopted ASU
2019-08
on September 27, 2020. Accordingly, warrants to purchase Legacy Warehouse Class A Units issued to Walmart Inc. in April 2021 and May 2022 have been accounted for under ASU
2019-08.
Refer to the warrant transactions policy above and Note 15 for additional information.
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU No.
2016-02,
 Leases
. The ASU requires lessees to recognize the assets and liabilities on their balance sheet for the rights and obligations created by most leases and continue to recognize expenses on their income statements over the lease term. In July 2018, the FASB issued ASU
2018-11,
Leases (Topic 842): Targeted Improvements
, which provides entities with a new transition method where comparative periods presented in the financial statements in the period of adoption will not need to be restated. Under this new transition method, an entity initially applies the provisions of the standard at the adoption date, versus at the beginning of the earliest period presented, and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As the Company qualifies as an EGC, the guidance is effective for annual reporting periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted.
The Company is in the process of implementing its lease accounting and related business processes, as well as its internal controls. The Company will adopt this standard as of September 25, 2022. The guidance is required to be adopted using a modified retrospective approach. Upon adoption, the Company expects to elect the transition relief package, permitted within the new standard, in which the Company will not reassess the classification of existing leases, whether any expired or existing contracts contain a lease, and if existing leases have any initial direct costs. The Company will also elect to not recognize leases with an initial term of twelve months or less on its balance sheet. The standard will not have a material impact on the Company’s consolidated balance sheet, consolidated statement of operations, consolidated statement of comprehensive loss, or consolidated statement of cash flows based on the nature and limited number of lease agreements. The most significant impact will be the recognition of right-of-use
assets and lease liabilities for operating leases as the Company expects the obligations under existing operating leases, as disclosed in Note 6,
Leases
to the consolidated financial statements, will be reported in the consolidated balance sheet upon adoption. The Company is currently evaluating the potential changes from this guidance to future financial reporting and disclosures and designing and implementing related processes and controls.
In June 2016, the FASB issued ASU
No. 2016-13,
Measurement of Credit Losses on Financial Instruments
, which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses rather than incurred losses to estimate credit losses on certain types of financial instruments. This may result in the earlier recognition of allowances for losses. The guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. The Company does not expect the new standard to have a material impact on its consolidated financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes—Simplifying the Accounting for Income Taxes
. The ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles as well as clarifying and amending existing guidance to improve consistent application. The guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company does not expect the new standard to have a material impact on its consolidated financial statements.
Other recent accounting pronouncements that are or will be applicable to the Company did not, or are not expected to, have a material impact on the Company’s present or future financial statements.